Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the IPO on June 15, 2021, the Company sold 5,000,000 Public Units, which does not include the exercise of the underwriters’ over-allotment option, at a price of $10.00 per Public Unit. Each unit consists of one ordinary share and three-quarters of one warrant (see Note 8).

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. Upon the closing of the over-allotment on June 28, 2021, the Underwriters had partially exercised the option and purchased 467,000 additional Public Units at a price of $10.00 per Public Unit, generating gross proceeds of $4,670,000.

The Company paid an underwriting discount of $1,250,000 (2.5% of the gross IPO proceeds) to the underwriters, and $75,000 to the qualified independent underwriter, at the closing of the IPO. The Company paid an underwriting discount of $116,750 at the closing of the underwriters’ partial exercise of the over-allotment option.

The Company has agreed to pay $1,640,100 (“fee” via Business Combination Marketing Agreement between the Company and representative of underwriters), which equals 3% of the gross offering proceeds, payable upon the Company’s completion of the business combination. The fee will become payable from the amounts held in the Trust Account, or in the form of new shares, subject to certain agreements and approvals, solely in the event the Company completes its business combination. In the event that the Company does not close a business combination, the representative underwriter has agreed to waive its right to receive the fee.

All of the 5,467,000 public shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

On September 15, 2022, a total redemption payment of $26,172,069 was distributed for 2,606,117 public shares redeemed (As described in Note 1).

As of September 30, 2022, the ordinary shares reflected on the balance sheet are reconciled in the following table.

As of September 30, 2022
Gross proceeds	$54,670,000
Less:
Proceeds allocated to public warrants	(2,418,328)
Offering costs of public shares	(1,780,148)
Redemption payment for 2,606,117 shares redeemed	(26,172,069)
Plus:
Accretion of carrying value to redemption value (1)	4,845,081
Ordinary shares subject to possible redemption	$29,144,536
(1)	Including (i) An aggregate of $4,198,476 at the closing of the IPO based on $10.00 per share redemption price; (ii) an aggregate of $357,610 for 2,860,883 non-redeeming public shares at $0.125 per share and (iii) interest earned from trust account.

Note 3 — Initial Public Offering

Pursuant to the IPO on June 15, 2021, the Company sold 5,000,000 Public Units, which does not include the exercise of the underwriters’ over-allotment option, at a price of $10.00 per Public Unit. Each unit consists of one ordinary share and three-quarters of one warrant (see Note 8).

The Company granted the underwriters a 45-day option to purchase up to 750,000 Units to cover over-allotment. Upon the closing of the over-allotment on June 28, 2021, the Underwriters had partially exercised the option and purchased 467,000 additional Public Units at a price of $10.00 per Public Unit, generating gross proceeds of $4,670,000.

The Company paid an underwriting discount of $1,250,000 (2.5% of the offering price) to the underwriters, and $75,000 to the qualified independent underwriter, at the closing of the IPO. The Company paid an underwriting discount of $116,750 at the closing of the underwriters’ partial exercise of the over-allotment option.

The Company has agreed to pay $1,640,100 (“fee” via Business Combination Marketing Agreement between the Company and representative of underwriters), which equals 3% of the gross offering proceeds, payable upon the Company’s completion of the business combination. The fee will become payable from the amounts held in the Trust Account solely in the event the Company completes its business combination. In the event that the Company does not close a business combination, the representative underwriter has agreed to waive its right to receive the fee.

All of the 5,467,000 public shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such public shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the Securities and Exchange Commission (the “SEC”) and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity.

As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table.

As of December 31, 2021
Gross proceeds	$54,670,000
Less:
Proceeds allocated to public warrants	(2,418,328)
Offering costs of public shares	$(1,780,148)
Plus:
Accretion of carrying value to redemption value	$4,198,476
Ordinary share subject to possible redemption	$54,670,000